Commitments - Schedule of future minimum cash lease payments (Parenthetical) (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Millions	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Operating lease rental expenses net	$ 2.2	$ 4.5
Facilities And Office Equipment Under Non Cancellable Lease Agreement [Member]
Other Commitments [Line Items]
Operating lease year of expiry				2037 years
Operating lease rental expenses net				$ 9.7	$ 9.5	$ 8.3
Lease Agrement For New Office Facility [Member] | Chicago [Member]
Other Commitments [Line Items]
Operating lease future minimum rental payments due			$ 80.5